REVENUE RECOGNITION (Details Narrative) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
Deferred revenue	$ 11,991	$ 11,656	$ 7,742
Deferred revenue, revenue recognized	8,729	5,440	5,440	$ 6,120
Revenue, remaining performance obligation, amount	$ 681	$ 3,119	$ 2,302
Deferred revenue recognized	2 years	4 years	3 years